The Prudential Insurance Company of America


                                              June 29, 2001



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549



Re: Prudential Insurance Company of America (Prudential Discovery Select Group
    Variable Contract Account) - CIK No. 0001104304
    Request for withdrawal of Prospectus Supplement - File no. 333-95637


Ladies and Gentlemen:

The Prospectus Supplement filed and accepted June 22, 2001 (Accession No. 0000950010-01-500265) was filed in error and therefore should be disregarded.


                                              Respectfully,



                                              Adam Scaramella
                                              Vice President, Corporate Counsel


Via EDGAR